1933 Act File No. 2-29786
                                   1940 Act File No. 811-1704

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.   63    ..........       X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

   Amendment No.   37   ..........................       X

                   FEDERATED AMERICAN LEADERS FUND, INC.

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
    on           , pursuant to paragraph (b)
       ----------
 X  60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on May 15,1997; or
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.



                           CROSS-REFERENCE SHEET
     This Amendment to the Registration Statement of FEDERATED AMERICAN LEADERS FUND, INC., is comprised of four classes of shares, (1) Class A Shares, (2) Class C Shares, (3) Class F Shares, and (4) Class B Shares and is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   Rule 404(c) Cross Reference)
Item 1.   Cover Page...............Cover Page (1-4).
Item 2.   Synopsis.................General Information (1-4); Summary of
                                   Fund Expenses - Class A Shares (1);
                                   Summary of Fund Expenses - Class B
                                   Shares (4); Summary of Fund Expenses -
                                   Class C Shares (2); Summary of Fund
                                   Expenses - Class F Shares (3).
Item 3.   Condensed Financial
          Information..............Financial Highlights - Class A Shares
                                   (1); Financial Highlights - Class B
                                   Shares (4); Financial Highlights - Class
                                   C Shares (2); Financial Highlights -
                                   Class F Shares (3).
Item 4.   General Description of
          Registrant...............Performance Information (1-4);
                                   Investment Information (1-4); Investment
                                   Objective (1-4); Investment Policies (1-
                                   4); Investment Limitations (1-4); Other
                                   Classes of Shares (1-4).
Item 5.   Management of the Fund...Fund Information (1-4); Management of
                                   the Fund (1-4); Distribution of Shares
                                   (1, 2 and 4); Distribution of Class F
                                   Shares (3); Administration of the Fund
                                   (1-4).
Item 6.   Capital Stock and Other
          Securities...............Tax Information (1-4); Federal Income
                                   Tax (1-4); State and Local Taxes (1-4).
Item 7.   Purchase of Securities Being
          Offered..................Net Asset Value (1-4); Investing in the
                                   Fund (1-4); Purchasing Shares (1-4);
                                   Reducing or Eliminating the Sales Charge
                                   (3); Systematic Investment Program (1-
                                   4); Redeeming and Exchangng Shares (1-
                                   4); Confirmations and Certificates (1-
                                   4); Dividends and Disributions (1-4).
Item 8.   Redemption or Repurchase.Redeeming and Exchangng Shares (1-4);
                                   Redeeming or Exchangng Shares Through a
                                   Financial Intermediary (1-4); Redeeming
                                   or Exchangng Shares by Mail (1-4);
                                   Redeeming or Exchangng Shares by
                                   Telephone (1-4); Contingent Deferred
                                   Sales Charge (1-4); Eliminating the
                                   Contingent Deferred Sales Charge (1-4);
                                   Account and Share Information (1-4);
                                   Systematic Withdrawl Program (1-4);
                                   Accounts With Low Balances (1-4).
Item 9.   Pending Legal Proceedings     None.


PART B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............Cover Page (1-4).
Item 11.  Table of Contents........Table of Contents (1-4).
Item 12.  General Information and
          History..................General Information About the Fund (1-
                                   4); About Federated Investors (1-4).
Item 13.  Investment Objectives and
          Policies.................Investment Objectives and Policies (1-
                                   4); Investment Limitations (1-4).
Item 14.  Management of the Fund...Federated American Leaders Fund, Inc.
                                   Management (1-4). Directors Compensation
                                   (1-4); Director Liability (1-4).
Item 15.  Control Persons and Principal
          Holders of Securities....Fund Ownership (1-4).
Item 16.  Investment Advisory and Other
          Services.................Investment Advisory Services (1-4);
                                   Other Services (1-4).
Item 17.  Brokerage Allocation.....Brokerage Transactions (1-4).
Item 18.  Capital Stock and Other
          Securities...............Not Applicable.
Item 19.  Purchase, Redemption and
          Pricing of Securities Being
          Offered..................Purchasing Shares (1-4); Determining Net
                                   Asset Value (1-4); Redeeming Shares (1-
                                   4); Distribution Plan and Shareholder
                                   Services (1-4); Exchange Privilege (1-
                                   4).
Item 20.  Tax Status...............Tax Status (1-4).
Item 21.  Underwriters.............Not applicable.
Item 22.  Calculation of Performance
          Data.....................Total Return (1-4); Yield (1-4);
                                   Performance Comparisons (1-4).
Item 23.  Financial Statements.....Incorporated by reference to the
                                   Registrant's Annual Report dated March
                                   31, 1997 (File Nos. 2-29786 and 811-
                                   1704).

Federated American Leaders Fund, Inc.

Class A Shares, Class B Shares, Class C Shares

PROSPECTUS

The shares of Federated American Leaders Fund, Inc. (the "Fund") represent interests in an open-end, diversified management investment company (a mutual fund) investing in common stocks and other securities of high quality companies to achieve growth of capital and income.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Class A Shares, Class B Shares and Class C Shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information for Class A Shares, Class B Shares, Class C Shares and Class F Shares dated July 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated July 31, 1997

                             TABLE OF CONTENTS

 Summary of Fund Expenses                                          1

 Financial Highlights -- Class A Shares                            2
 Financial Highlights -- Class B Shares                            3
 Financial Highlights -- Class C Shares                            4
 General Information                                               5
  Calling the Fund                                                 5
 Investment Information                                            5
  Investment Objective                                             5
  Investment Policies                                              5
  Investment Limitations                                           6
 Net Asset Value                                                   7
 Investing in the Fund                                             7
 Purchasing Shares                                                 8
  Purchasing Shares Through a
    Financial Intermediary                                         8
  Purchasing Shares by Wire                                        8
  Purchasing Shares by Check                                       8
  Systematic Investment Program                                    8
  Retirement Plans                                                 8
  Class A Shares                                                   8
  Class B Shares                                                   9
  Class C Shares                                                   9
 Redeeming and Exchanging Shares                                   9
  Redeeming or Exchanging Shares Through
    a Financial Intermediary                                       9
  Redeeming or Exchanging Shares by Telephone                      9
  Redeeming or Exchanging Shares By Mail                          10
  Requirements for Redemption                                     10
  Requirements for Exchange                                       10
  Systematic Withdrawal Program                                   10
  Contingent Deferred Sales Charge                                10
 Account and Share Information                                    11
  Confirmations and Certificates                                  11
  Dividends and Distributions                                     11
  Accounts with Low Balances                                      11
 Fund Information                                                 11
  Management of the Fund                                          11
  Distribution of Shares                                          12
  Administration of the Fund                                      13
  Brokerage Transactions                                          14
 Shareholder Information                                          14
 Tax Information                                                  14
  Federal Income Tax                                              14
  State and Local Taxes                                           14
 Performance Information                                          14
 Other Classes of Shares                                          15

                          SUMMARY OF FUND EXPENSES

                                        SHAREHOLDER TRANSACTION EXPENSES


                                                                                CLASS A       CLASS B  CLASS C
 Maximum Sales Charge Imposed on Purchases (as a percentage
  of offering price)                                                            5.50%         None      None
 Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)                                           None          None      None
 Contingent Deferred Sales Charge (as a percentage of
 original
  purchase price or redemption proceeds, as applicable)                         None          5.50%(1)  1.00%(1)
 Redemption Fee (as a percentage of amount redeemed, if                         None          None      None
 applicable)
 Exchange Fee                                                                   None          None      None

                                            ANNUAL OPERATING EXPENSES
                                     (As a percentage of average net assets)
 Management Fee                                                                 0.65%         0.65%     0.65%
 12b-1 Fee                                                                      None          0.75%     0.75%
 Total Other Expenses                                                           0.52%         0.55%     0.55%
  Shareholder Services Fee                                              0.22%(2)        0.25%      0.25%
   Total Operating Expenses                                                     1.17%(3)      1.95%(4)  1.95%


(1) For shareholders of Class B Shares, the contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. For shareholders of Class C Shares, the contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of their purchase date. For a more complete description, see "Contingent Deferred Sales Charge."

(2) For shareholders of Class A Shares, the shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses for Class A Shares would have been 1.20% absent the voluntary waiver described in note 2 above.

(4) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund" and "Fund Information."
Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.


 EXAMPLE                                                                              CLASS A  CLASS B  CLASS C
 You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of  maximum sales charge.
 1 Year                                                                                $ 66    $ 76     $ 30
 3 Years                                                                               $ 90    $105     $ 61
 5 Years                                                                               $116    $128     $105
 10 Years                                                                              $189    $206     $227
 You would pay the following expenses on the same investment, assuming no redemption.
 1 Year                                                                                $ 66    $ 20     $ 20
 3 Years                                                                               $ 90    $ 61     $ 61
 5 Years                                                                               $116    $105     $105
 10 Years                                                                              $189    $206     $227


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                   FINANCIAL HIGHLIGHTS -- CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated
April 24, 1997, on the Fund's financial statements for the year ended March 31, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                     YEAR ENDED MARCH 31,
                          1997      1996    1995        1994      1993      1992      1991      1990      1989      1988
 NET ASSET VALUE,
 BEGINNING OF PERIOD     $19.78    $15.66  $14.58      $14.90    $13.88    $13.18    $12.21    $13.04    $12.55    $14.21
 INCOME FROM
 INVESTMENT
 OPERATIONS
  Net investment
  income                   0.23      0.22    0.25        0.23      0.29      0.29      0.37      0.55      0.50      0.45
  Net realized and
  unrealized
  gain (loss) on
  investments              3.11      4.70    1.42        0.18      2.05      1.34      1.28      0.36      1.08     (1.21)
  Total from
  investment
  operations               3.34      4.92    1.67        0.41      2.34      1.63      1.65      0.91      1.58     (0.76)
 LESS DISTRIBUTIONS
  Distributions from
  net investment income   (0.21)    (0.17)  (0.24)      (0.24)    (0.28)    (0.28)    (0.38)    (0.56)    (0.50)    (0.43)
  Distributions from
  net realized gain on
  investments             (1.51)    (0.63)  (0.35)      (0.49)    (1.04)    (0.65)    (0.30)    (1.18)    (0.59)    (0.47)
  Total distributions     (1.72)    (0.80)  (0.59)      (0.73)    (1.32)    (0.93)    (0.68)    (1.74)    (1.09)    (0.90)
 NET ASSET
 VALUE, END
 OF PERIOD               $21.40    $19.78   $15.66     $14.58    $14.90    $13.88    $13.18    $12.21    $13.04    $12.55
 TOTAL RETURN(A)          17.40%    32.00%  11.87%       2.76%    18.31%    12.91%    14.17%     7.13%    13.23%    (5.32%)
 RATIOS TO AVERAGE
 NET ASSETS
  Expenses                 1.17%     1.16%   1.23%       1.18%     1.13%     1.02%     1.02%     1.01%     1.01%     1.00%
  Net investment
  income                   0.95%     1.07%      1.71%    1.48%     2.07%     2.12%     3.06%     4.23%     3.85%     3.35%
  Expense waiver/
  reimbursement(b)         0.03%     0.07%       --        --      0.06%     0.16%     0.30%     0.35%     0.12%     0.11%
 SUPPLEMENTAL DATA
  Net assets,
  end of period
  (000 omitted)        $638,082  $455,867  $268,470  $226,857  $202,866  $171,210  $149,360  $147,235  $149,049  $158,818
  Average commission
  rate paid(c)           $.0500        --        --        --        --        --        --        --        --         --
  Portfolio Turnover         88%       46%       34%       27%       39%       67%       57%       50%       27%       65%


(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, DATED MARCH 31, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.

                   FINANCIAL HIGHLIGHTS -- CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated
April 24, 1997, on the Fund's financial statements for the year ended March 31, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                                YEAR ENDED MARCH 31,
                                                                             1997     1996     1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                      $19.79    $15.67    $14.97
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                      0.05      0.10      0.13
  Net realized and unrealized gain (loss) on investments                     3.12      4.70      0.92
  Total from investment operations                                           3.17      4.80      1.05
 LESS DISTRIBUTIONS
  Distributions from net investment income                                  (0.05)    (0.05)    (0.12)
  Distributions from net realized gain on investments                       (1.51)    (0.63)    (0.23)
  Total distributions                                                       (1.56)    (0.68)    (0.35)
 NET ASSET VALUE, END OF PERIOD                                            $21.40    $19.79    $15.67
 TOTAL RETURN(B)                                                            16.49%    31.10%     7.28%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                   1.95%     1.93%     1.95%*
  Net investment income                                                      0.18%     0.32%     1.09%*
  Expense waiver/reimbursement(c)                                             --       0.05%     0.12%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                $540,995  $261,024   $46,671
  Average commission rate paid(d)                                          $.0500        --         --
  Portfolio turnover                                                           88%       46%       34%


* Computed on an annualized basis.

(a) Reflects operations for the period from July 25, 1994 (date of initial public investment) to March 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, DATED MARCH 31, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.

                   FINANCIAL HIGHLIGHTS -- CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated
April 24, 1997, on the Fund's financial statements for the year ended March 31, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                                   YEAR ENDED MARCH 31,
                                                                   1997      1996          1995          1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                             $19.80    $15.66        $14.55         $14.70
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                             0.04      0.05          0.14           0.12
  Net realized and unrealized gain (loss) on investments            3.12      4.75          1.45           0.35
  Total from investment operations                                  3.16      4.80          1.59           0.47
 LESS DISTRIBUTIONS
  Distributions from net investment income                         (0.05)    (0.03)        (0.13)         (0.13)
  Distributions from net realized gain on investments              (1.51)    (0.63)        (0.35)         (0.49)
  Total distributions                                              (1.56)    (0.66)        (0.48)         (0.62)
 NET ASSET VALUE, END OF PERIOD                                   $21.40    $19.80        $15.66         $14.55
 TOTAL RETURN(B)                                                   16.42%    31.14%        11.23%          3.16%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                          1.95%     1.96%         2.04%          2.11%*
  Net investment income                                             0.18%     0.27%         0.91%          0.71%*
  Expense waiver/reimbursement(c)                                     --      0.02%           --            --
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                        $69,990   $44,434       $20,055        $11,895
  Average commission rate paid(d)                                 $.0500       --            --              --
  Portfolio turnover                                                  88%       46%           34%            27%


* Computed on an annualized basis.

(a) Reflects operations for the period from April 21, 1993 (date of initial public investment) to March 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, DATED MARCH 31, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.

                            GENERAL INFORMATION

The Fund was incorporated under the laws of the State of Maryland on July 22, 1968. Class A Shares, Class B Shares and Class C Shares of the Fund ("Shares") are designed for individuals as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of common stocks and other securities of high quality companies.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.
CALLING THE FUND

Call the Fund at 1-800-341-7400.

                           INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek growth of capital and of income by concentrating the area of investment decision in the securities of high quality companies. Unless otherwise voted, the investment objective and the policies and limitations described below cannot be changed without approval of shareholders.

INVESTMENT POLICIES

The Fund's investment approach is based upon the conviction that over the longer term, the economy will continue to expand and develop and that this economic growth will be reflected importantly in the growth of major corporations. The Fund pursues this investment objective by investing at least 65% of its assets in a portfolio of securities issued by the one hundred companies contained in "The Leaders List." Generally, the Fund's management makes portfolio selections utilizing fundamental analysis, with emphasis on earning power, financial condition, and valuation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

ACCEPTABLE INVESTMENTS

The Fund invests primarily in securities of companies selected from "The Leaders List" by the Fund's investment adviser on the basis of traditional fundamental research techniques and standards. The securities in which the Fund invests include, but are not limited to:

* common stocks;

* preferred stocks;

* domestic issues of corporate debt obligations rated, at the time of purchase, "Baa" or better by Moody's Investors Service, Inc. ("Moody's") or "BBB" or better by Standard & Poor's Ratings Group ("Standard & Poor's") or Fitch Investors Service, Inc. ("Fitch") or, if not rated, are determined by the Fund's investment adviser to be of comparable quality. If a security loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the security from the portfolio, but will consider doing so. (A description of the rating categories is contained in the Appendix to the Statement of Additional Information);

* certain convertible securities;

* warrants; and

* American depositary receipts.

Bonds rated "BBB" by Standard & Poor's or Fitch or "Baa" by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.

The Fund may also temporarily hold cash and invest in U.S. government securities in such proportions as the Fund's investment adviser may deem necessary for defensive purposes.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

THE LEADERS LIST

"The Leaders List" is a trade name which represents a list of 100 blue chip companies selected by the Fund's investment adviser principally on the basis of fundamental research techniques and standards. Shareholders can obtain a copy of "The Leaders List" by contacting the Fund. In the opinion of the investment adviser, securities of these companies represent diversified and highly marketable investments. The list is subject to continuous review and modification. A number of standards and fundamental research factors are used in determining "The Leaders List." "The Leaders List" includes leading companies in their industries determined in terms of sales, earnings, and/or market capitalization.

AMERICAN DEPOSITARY RECEIPTS

The Fund may invest in American depositary receipts ("ADRs") of foreign-domiciled blue-chip companies. ADRs are trust receipts issued by U.S. banks or trust companies representing ownership interests in the equity securities of these companies. ADRs are U.S. dollar-denominated and traded on U.S. securities exchanges or over-the-counter. The value of ADRs could be affected by changes in foreign currency exchange rates.

CONVERTIBLE SECURITIES

Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder, such as DECS (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYONS (Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS (Preferred Equity Redemption Cumulative Stock, an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES (Preferred Redeemable Increased Dividend Securities, which are essentially the same as DECS; the difference is little more than who initially underwrites the issue).

Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade or not rated. Convertible securities rated below investment grade may be subject to some of the same risks as those inherent in junk bonds. The Fund does not limit convertible securities by rating, and there is no minimal acceptance rating for a convertible security to be purchased or held in the Fund. Therefore, the Fund invests in convertible securities irrespective of their ratings. This could result in the Fund purchasing and holding, without limit, convertible securities rated below investment grade by an NRSRO or in the Fund holding such securities where they have acquired a rating below investment grade after the Fund has purchased it.

REPURCHASE AGREEMENTS

The acceptable investments in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price.

ILLIQUID SECURITIES

The Fund may acquire securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Fund might not be able to dispose of these securities at reasonable prices or at times advantageous to the Fund. Where the Fund considers these securities to be illiquid, it intends to limit the purchase of them together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 10% of its net assets.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or a long-term basis up to one-third the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral equal to at least 100% of the value of the securities loaned.

PORTFOLIO TURNOVER

Securities in the Fund's portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The adviser to the Fund does not anticipate that portfolio turnover will result in adverse tax consequences. Any such trading will increase the Fund's portfolio turnover rate and transaction costs.

INVESTMENT LIMITATIONS

The Fund will not:
* borrow money directly or through reverse repurchase agreements
  (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets;

* invest more than 5% of its total assets in securities of one issuer (except U.S. government securities) or purchase more than 10% of any class of voting securities of any one issuer;

* invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations; or

* purchase restricted securities if immediately thereafter more than 15% of the net assets of the Fund would be invested in such securities.

                              NET ASSET VALUE

The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.

                           INVESTING IN THE FUND

This prospectus offers three classes of Shares each with the characteristics described below.

                             CLASS A      CLASS B      CLASS C
 Minimum and                $500/$100   $1500/$100   $1500/$100
 Subsequent
 Investment Amounts
 Minimum and                $50         $50          $50
 Subsequent
 Investment Amount
 for Retirement Plans
 Maximum Sales Charge       5.50%*      None         None
 Maximum Contingent         None        5.50%+       1.00%#
 Deferred Sales
 Charge**
 Conversion Feature         No          Yes++        No


* Class A Shares are sold at NAV, plus a sales charge as follows:

                             SALES CHARGE              DEALER
                          AS A PERCENTAGE OF       CONCESSION AS
                          PUBLIC       NET        A PERCENTAGE OF
                         OFFERING    AMOUNT        PUBLIC OFFERING
  AMOUNT OF TRANSACTION    PRICE    INVESTED            PRICE
  Less than $50,000        5.50%      5.82%             5.00%
  $50,000 but less
  than $100,000            4.50%      4.71%             4.00%
  $100,000 but less
  than $250,000            3.75%      3.90%             3.25%
  $250,000 but less
  than $500,000            2.50%      2.56%             2.25%
  $500,000 but less
  than $1 million          2.00%      2.04%             1.80%
  $1 million or greater    0.00%      0.00%             0.25%


** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.

+ The following contingent deferred sales charge schedule applies to Class B
  Shares:

 YEAR OF REDEMPTION        CONTINGENT DEFERRED
 AFTER PURCHASE                SALES CHARGE
 First                            5.50%
 Second                           4.75%
 Third                            4.00%
 Fourth                           3.00%
 Fifth                            2.00%
 Sixth                            1.00%
 Seventh and thereafter           0.00%


++ Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase. See "Conversion of Class B Shares."

# The contingent deferred sales charge is assessed on Shares redeemed within one year of their purchase date.

                             PURCHASING SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in certain other funds advised and distributed by affiliates of Federated Investors ("Federated Funds") may exchange their Shares for Shares of the corresponding class of the Fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.

The financial intermediary which maintains investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention; EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number -- this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

PURCHASING SHARES BY CHECK

Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

SYSTEMATIC INVESTMENT PROGRAM

Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.

RETIREMENT PLANS

Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.

CLASS A SHARES

Class A Shares are sold at NAV, plus a sales charge. However:

NO SALES CHARGE IS IMPOSED FOR CLASS A SHARES PURCHASED:

* through financial intermediaries that do not receive sales charge dealer concessions;

* by Federated Life Members who maintain a $500 minimum balance in at least one of the Federated Funds; or

* through "wrap accounts" or similar programs under which clients pay a fee for services.

IN ADDITION, THE SALES CHARGE CAN BE REDUCED OR ELIMINATED BY:
* purchasing in quantity and accumulating purchases at the levels in the table noted above;

* combining concurrent purchases of two or more funds; or

* signing a letter of intent to purchase a specific quantity of shares within 13 months.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.

DEALER CONCESSION

For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.

Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Shares.

CLASS B SHARES

Class B Shares are sold at NAV. Under certain circumstances, a contingent deferred sales charge will be assessed at the time of a redemption within the first seven years after purchase. Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.

CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. Such conversion will be on the basis of the relative NAVs per Share, without the imposition of any charges. Class B Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase.

CLASS C SHARES

Class C Shares are sold at NAV. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase.

                      REDEEMING AND EXCHANGING SHARES

Shares of the Fund may be redeemed for cash or exchanged for Shares of the same class of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged. REDEEMING OR EXCHANGING SHARES THROUGH A FINANCIAL INTERMEDIARY

Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

REDEEMING OR EXCHANGING
SHARES BY TELEPHONE

Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares By Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

REDEEMING OR EXCHANGING SHARES BY MAIL

Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

REQUIREMENTS FOR REDEMPTION

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

REQUIREMENTS FOR EXCHANGE

Shareholders must exchange Shares having a NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on and prospectuses for the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete, the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class A Shares subject to a sales charge while participating in this program. A contingent deferred sales charge may be imposed on Class B and C Shares.

CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

* following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

* representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 701U2;

* which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;

* which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

* of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, and their immediate family members; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons; and

* by the Fund of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities.

For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.

                       ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND CERTIFICATES

Shareholders will receive detailed confirmations of all transactions and quarterly confirmations reporting any dividends paid. Share certificates are not issued unless requested in writing to Federated Shareholder Services Company.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date NAV without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Retirement plan accounts and accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

                              FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

The Fund is managed by a Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Advisers (the "Adviser"), the Fund's investment adviser, subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES

The Adviser receives an annual investment advisory fee equal to 0.55% of the Fund's average daily net assets, plus 4.50% of the Fund's gross income (excluding any capital gains or losses). Gross income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on all interest-bearing obligations, and dividend income recorded on the ex-dividend date but does not include capital gains or losses or reduction for expenses. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Funds for certain operating expenses. The Adviser can terminate this voluntary reimbursement of expenses at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.
Scott B. Schermerhorn has been the Fund's portfolio manager since July 1996. Mr. Schermerhorn joined Federated Investors in 1996 as a Vice President of the Fund's investment adviser. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at J W Seligman & Co., Inc. Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University.

Michael P. Donnelly has been the Fund's portfolio manager since May, 1997. Mr. Donnelly joined Federated in 1989 as an Investment Analyst and has been a Vice President of the Fund's adviser since 1994. He served as an Assistant Vice President of the Fund's adviser from 1992 to 1994. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.

Peter R. Anderson has been the Fund's portfolio manager since December, 1989. Mr. Anderson joined Federated Investors in 1972 as, and is presently, a Senior Vice President of the Fund's investment adviser. Mr. Anderson is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Wisconsin.

Both the Fund and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

The distributor may offer to pay financial institutions an amount up to 1% of the net asset value of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.

The distributor will pay dealers an amount equal to 5.50% of the net asset value of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.

DISTRIBUTION PLAN (CLASS B SHARES AND CLASS C SHARES ONLY) AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), Class B Shares and Class C Shares will pay a fee to the distributor in an amount computed at an annual rate of 0.75% of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Plan. For Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of 0.75% of each class of Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution and distribution-related support services pursuant to the Plan.

The Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

Federated Securities Corp. will pay financial institutions, at the time of purchase of Class A Shares, an amount equal to 0.50% of the net asset value of Class A Shares purchased by their clients or customers under certain qualified plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)

Furthermore, with respect to Class A Shares, Class B Shares, and Class C Shares, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:


      MAXIMUM                 AVERAGE AGGREGATE
 ADMINISTRATIVE FEE            DAILY NET ASSETS
       0.15%              on the first $250 million
       0.125%             on the next $250 million
       0.10%              on the next $250 million
       0.075%       on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. in working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. in selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.

                          SHAREHOLDER INFORMATION



Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are entitled to vote.

Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Fund's outstanding Shares of all series entitled to vote.
As of May 7, 1997, MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned 35.57% of the voting securities of the Fund's Class C Shares and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

                              TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

STATE AND LOCAL TAXES

Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                          PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield for each class of Shares including Class F Shares.

Total return represents the change, over a specific period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each class of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of Shares over a thirty-day period by the maximum offering price per Share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of Shares, and therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of non-recurring charges, such as the maximum sales charge and contingent deferred sales charges, which, if excluded, would increase the total return and yield.

Total return and yield will be calculated separately for Class A Shares, Class B Shares, Class C Shares, and Class F Shares.

From time to time, advertisements for Class A Shares, Class B Shares, Class C Shares and Class F Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, Class C Shares and Class F Shares to certain indices.

                          OTHER CLASSES OF SHARES
The Fund also offers another class of shares called Class F Shares. Class F Shares are sold primarily to customers of financial institutions subject to a front-end sales charge, a contingent deferred sales charge, a Shareholder Services Agreement, and a minimum initial investment of $1,500, unless the investment is in a retirement account, in which the minimum investment is $50.

Class A Shares, Class B Shares, Class C Shares and Class F Shares are subject to certain of the same expenses, however, the front-end sales charge for Class F Shares is lower than that for Class A Shares. Expense differences between Class A Shares, Class B Shares, Class C Shares and Class F Shares may affect the performance of each class.

To obtain more information and a prospectus for Class F Shares, investors may call 1-800-341-7400 or contact their financial institution.

                                   NOTES

FEDERATED AMERICAN LEADERS FUND, INC.
CLASS A, CLASS B,
CLASS C SHARES
Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Advisers
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

Federated Securities Corp., Distributor

027128107
027128404
027128206

G01085-01 (7/97)

[Graphic]

Federated American Leaders Fund, Inc.

Class A Shares, Class B Shares, Class C Shares
PROSPECTUS
JULY 31, 1997

An Open-End, Diversified
Management Investment Company



Federated American Leaders Fund, Inc.

Class F Shares

PROSPECTUS

The Class F Shares of Federated American Leaders Fund, Inc. (the "Fund") represent interests in an open-end, diversified management investment company (a mutual fund) investing in common stocks and other securities of high quality companies to achieve growth of capital and income.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Class F Shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information for Class A Shares, Class B Shares, Class C Shares and Class F Shares dated July 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated July 31, 1997

               TABLE OF CONTENTS

 Summary of Fund Expenses                     1
 Financial Highlights                         2
 General Information                          3
  Calling the Fund                            3
 Investment Information                       3
  Investment Objective                        3
  Investment Policies                         3
  Investment Limitations                      4
 Net Asset Value                              5
 Investing in the Fund                        5
 Purchasing Shares                            5
  Purchasing Shares Through a
   Financial Intermediary                     5
  Purchasing Shares by Wire                   6
  Purchasing Shares by Check                  6
  Systematic Investment Program               6
  Retirement Plans                            6
  Reducing or Eliminating the Sales Charge    6
 Redeeming and Exchanging Shares              7
  Redeeming or Exchanging Shares Through a
   Financial Intermediary                     7
  Redeeming or Exchanging Shares by Telephone 7
  Redeeming or Exchanging Shares by Mail      7
  Requirements for Redemption                 7
  Requirements for Exchange                   7
  Systematic Withdrawal Program               8
  Contingent Deferred Sales Charge            8
 Account and Share Information                8
  Confirmations and Certificates              8
  Dividends and Distributions                 9
  Accounts with Low Balances                  9
 Fund Information                             9
  Management of the Fund                      9
  Distribution of Class F Shares             10
  Administration of the Fund                 10
  Brokerage Transactions                     10
 Shareholder Information                     11
 Tax Information                             11
  Federal Income Tax.                        11
  State and Local Taxes                      11
 Performance Information                     11
 Other Classes of Shares                     12

                          SUMMARY OF FUND EXPENSES

                               CLASS F SHARES
                      SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on Purchases (as a percentage of                 1.00%
 offering price)
 Maximum Sales Charge Imposed on Reinvested Dividends (as a                    None
 percentage of offering price)
 Contingent Deferred Sales Charge (as a percentage of original
 purchase price or redemption proceeds, as applicable)(1)                      1.00%
 Redemption Fee (as a percentage of amount redeemed, if applicable)            None
 Exchange Fee                                                                  None

                      ANNUAL TRUST OPERATING EXPENSES
                  (As a percentage of average net assets)
 Management Fee                                                                0.65%
 12b-1 Fee                                                                     None
  Shareholder Services Fee (after waiver)(2)                          0.24%
 Total Other Expenses                                                          0.54%
   Total Operating Expenses(3)                                                 1.19%


(1) The contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of shares redeemed within four years of their purchase date. For a more complete description, see "Contingent Deferred Sales Charge."

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 1.20% absent the voluntary waiver of a portion of the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class F Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund" and "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each time period, and (3) payment of the maximum sales charge.

1 Year            $ 32
3 Years           $ 58
5 Years           $ 75
10 Years          $153
You would pay the following expenses on the same investment, assuming no redemption.

1 Year          $ 22
3 Years         $ 47
5 Years         $ 75
10 Years        $153

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                            FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated April 24, 1997, on the Fund's financial statements for the year ended March 31, 1997, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                     YEAR ENDED MARCH 31,
                                                          1997       1996       1995        1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                    $19.78     $15.66     $14.58        $14.95
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                    0.20       0.19       0.25          0.16
  Net realized and unrealized gain (loss) on               3.13       4.72       1.42         (0.20)
  investments
  Total from investment operations                         3.33       4.91       1.67         (0.04)
 LESS DISTRIBUTIONS
  Distributions from net investment income                (0.20)     (0.16)     (0.24)        (0.16)
  Distributions from net realized gain on investments     (1.51)     (0.63)     (0.35)        (0.17)
  Total distributions                                     (1.71)     (0.79)     (0.59)        (0.33)
 NET ASSET VALUE, END OF PERIOD                          $21.40     $19.78     $15.66        $14.58
 TOTAL RETURN(B)                                          17.39%     31.95%     11.80%        (0.30%)
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                 1.19%      1.21%      1.27%         1.35%*
  Net investment income                                    0.94%      1.02%      1.69%         1.51%*
  Expense waiver/ reimbursement(c)                         0.01%      0.02%       --            --
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)               $85,151    $55,329    $28,495        $15,282
  Average commission rate paid(d)                           --         --         --             --
  Portfolio turnover                                        88%        46%        34%            27%


  * Computed on an annualized basis.

(a) Reflects operations for the period from July 27, 1993 (date of initial public investment) to March 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. The disclosure is required for fiscal years beginning on or after September 1, 1995.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, DATED MARCH 31, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.

                            GENERAL INFORMATION

The Fund was incorporated under the laws of the State of Maryland on July 22, 1968. Class F Shares of the Fund ("Shares") are designed for individuals as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of common stocks and other securities of high quality companies.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.
CALLING THE FUND

Call the Fund at 1-800-341-7400.

                           INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek growth of capital and of income by concentrating the area of investment decision in the securities of high quality companies. Unless otherwise voted, the investment objective and the policies and limitations described below cannot be changed without approval of shareholders.

INVESTMENT POLICIES

The Fund's investment approach is based upon the conviction that over the longer term, the economy will continue to expand and develop and that this economic growth will be reflected importantly in the growth of major corporations. The Fund pursues this investment objective by investing at least 65% of its assets in a portfolio of securities issued by the one hundred companies contained in "The Leaders List." Generally, the Fund's management makes portfolio selections utilizing fundamental analysis, with emphasis on earning power, financial condition, and valuation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

ACCEPTABLE INVESTMENTS

The Fund invests primarily in securities of companies selected from "The Leaders List" by the Fund's investment adviser on the basis of traditional fundamental research techniques and standards. The securities in which the Fund invests include, but are not limited to:

* common stocks;

* preferred stocks; and

* domestic issues of corporate debt obligations rated, at the time of purchase, "Baa" or better by Moody's Investors Service, Inc. ("Moody's") or "BBB" or better by Standard & Poor's Ratings Group ("Standard & Poor's") or Fitch Investors Service, Inc. ("Fitch") or, if not rated, are determined by the Fund's investment adviser to be of comparable quality. If a security loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the security from the portfolio, but will consider doing so. (A description of the rating categories is contained in the Appendix to the Statement of Additional Information);

* certain convertible securities;

* warrants; and

* American depositary receipts.

Bonds rated "BBB" by Standard & Poor's or Fitch or "Baa" by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.

The Fund may also temporarily hold cash and invest in U.S. government securities in such proportions as the Fund's investment adviser may deem necessary for defensive purposes.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

THE LEADERS LIST

"The Leaders List" is a trade name which represents a list of 100 blue chip companies selected by the Fund's investment adviser principally on the basis of fundamental research techniques and standards. Shareholders can obtain a copy of "The Leaders List" by contacting the Fund. In the opinion of the investment adviser, securities of these companies represent diversified and highly marketable investments. The list is subject to continuous review and modification. A number of standards and fundamental research factors are used in determining "The Leaders List." "The Leaders List" includes leading companies in their industries determined in terms of sales, earnings, and/or market capitalization.

AMERICAN DEPOSITARY RECEIPTS

The Fund may invest in American depositary receipts ("ADRs") of foreign-domiciled blue-chip companies. ADRs are trust receipts issued by U.S. banks or trust companies representing ownership interests in the equity securities of these companies. ADRs are U.S. dollar-denominated and traded on U.S. securities exchanges or over-the-counter. The value of ADRs could be affected by changes in foreign currency exchange rates.

CONVERTIBLE SECURITIES

Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stocks; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder, such as DECS (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYON (Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stocks), PERCS (Preferred Equity Redemption Cumulative Stock, an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES (Preferred Redeemable Increased Dividend Securities, which are essentially the same as DECS; the difference is little more than who initially underwrites the issue).

Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade or not rated. Convertible securities rated below investment grade may be subject to some of the same risks as those inherent in junk bonds. The Fund does not limit convertible securities by rating, and there is no minimal acceptance rating for a convertible security to be purchased or held in the Fund. Therefore, the Fund invests in convertible securities irrespective of their ratings. This could result in the Fund purchasing and holding, without limit, convertible securities rated below investment grade by an NRSRO or in the Fund holding such securities where they have acquired a rating below investment grade after the Fund has purchased it.

REPURCHASE AGREEMENTS

The acceptable investments in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price.

ILLIQUID SECURITIES

The Fund may acquire securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Fund might not be able to dispose of these securities at reasonable prices or at times advantageous to the Fund. Where the Fund considers these securities to be illiquid, it intends to limit the purchase of them together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 10% of its net assets.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or a long-term basis up to one-third the value or its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Fund's Directors and will receive collateral equal to at least 100% of the value of the securities loaned.

PORTFOLIO TURNOVER

Securities in the Fund's portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The adviser to the Fund does not anticipate that portfolio turnover will result in adverse tax consequences. Any such trading will increase the Fund's portfolio turnover rate and transaction costs.

INVESTMENT LIMITATIONS

The Fund will not:
* borrow money directly or through reverse repurchase agreements
  (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets;

* invest more than 5% of its total assets in securities of one issuer (except U.S. government securities) or purchase more than 10% of any class of voting securities of any one issuer;

* invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations; or

* purchase restricted securities if immediately thereafter more than 15% of the net assets of the Fund would be invested in such securities.

                              NET ASSET VALUE

The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for Shares may differ from that of the Fund's other classes of shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.

                           INVESTING IN THE FUND
This prospectus offers Class F Shares with the characteristics described below.

 Minimum and Subsequent        $1500/$100
 Investment Amounts
 Minimum and Subsequent        $50
 Investment Amount
 for Retirement Plans
 Maximum Sales Charge          1.00%*
 Maximum Contingent            1.00%**
 Deferred Sales Charge

* There is no sales charge for purchases of $1 million or more. In addition, no sales charge is imposed for Shares purchased through certain entities or programs. Please see the section entitled "Reducing or Eliminating the Sales Charge."

** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption. The following contingent deferred sales charge schedule applies to Class F
   Shares:

 AMOUNT OF                 SHARES HELD       CONTINGENT DEFERRED
 PURCHASE                   LESS THAN --        SALES CHARGE
 Up to $1,999,999          Four Years               1.00%
 $2,000,000 to $4,999,999  Two Years                 .50%
 Over $5,000,000            One Year                 .25%

                             PURCHASING SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in Class F Shares of certain other funds advised and distributed by affiliates of Federated Investors ("Federated Funds") may exchange their Shares for Class F Shares of the Fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.

The financial intermediary which maintains investor accounts in Class F Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention; EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number -- this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

PURCHASING SHARES BY CHECK

Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

SYSTEMATIC INVESTMENT PROGRAM

Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.

RETIREMENT PLANS

Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.

REDUCING OR ELIMINATING THE SALES CHARGE

Class F Shares are sold at NAV, plus a sales charge. However:

NO SALES CHARGE IS IMPOSED FOR CLASS F SHARES PURCHASED:

* through bank trust departments;

* through investment advisers registered under the Investment Advisers Act of 1940 purchasing on behalf of their clients;

* by sales representatives, Directors, and employees of the Fund, Federated Advisers, Federated Securities Corp. or their affiliates;

* by any investment dealer who has a sales agreement with Federated Securities Corp., their spouses and children under age 21; or

* by any trusts or pension or profit-sharing plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates to the extent that no payment was advanced for their purchases.

IN ADDITION, THE SALES CHARGE CAN BE REDUCED OR ELIMINATED BY:

* purchasing in quantity and accumulating purchases;

* combining concurrent purchases of two or more funds;

* using the reinvestment privilege; or

* signing a letter of intent to purchase a specific quantity of shares within 13 months.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.

DEALER CONCESSION

For sales of Shares, a dealer will normally receive up to 100% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.

Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Shares.

                      REDEEMING AND EXCHANGING SHARES
Shares of the Fund may be redeemed for cash or exchanged for Class F Shares of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

REDEEMING OR EXCHANGING SHARES THROUGH A FINANCIAL INTERMEDIARY

Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

REDEEMING OR EXCHANGING SHARES BY TELEPHONE

Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares By Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

REDEEMING OR EXCHANGING SHARES BY MAIL

Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

REQUIREMENTS FOR REDEMPTION

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

REQUIREMENTS FOR EXCHANGE

Shareholders must exchange Shares having a NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on and prospectuses for the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete, the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class F Shares subject to a sales charge while participating in this program. A contingent deferred sales charge will be imposed on Shares redeemed through this program within four years of their purchase dates.

CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

* following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

* representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 59 1U2;

* a total or partial distribution from a qualified plan, other than an Individual Retirement Account, Keogh Plan, or a custodial account following retirement;

* which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;

* of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, and their immediate family members; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons; and

* by the Fund of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities.

For more information regarding the contingent deferred sales charge or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.

                       ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND CERTIFICATES

Shareholders will receive detailed confirmations of all transactions and quarterly confirmations reporting any dividends paid. Share certificates are not issued unless requested in writing to Federated Shareholder Services Company.

DIVIDENDS AND DISTRIBUTIONS
Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date NAV without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Retirement plan accounts and accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

                              FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

The Fund is managed by a Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by the Fund's investment adviser, Federated Advisers (the "Adviser"), subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES

The Adviser receives an annual investment advisory fee equal to 0.55% of the Fund's average daily net assets, plus 4.5% of the Fund's gross income (excluding any capital gains or losses). Gross income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on all interest-bearing obligations, and dividend income recorded on the ex-dividend date but does not include capital gains or losses or reduction for expenses. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Funds for certain operating expenses. The Adviser can terminate this voluntary reimbursement of expenses at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Scott B. Schermerhorn has been the Fund's portfolio manager since July 1996. Mr. Schermerhorn joined Federated Investors in 1996 as a Vice President of the Fund's investment adviser. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at J W Seligman & Co., Inc. Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University.

Michael P. Donnelly has been the Fund's portfolio manager since May 1997. Mr. Donnelly joined Federated in 1989 as an Investment Analyst and has been a Vice President of the Fund's adviser since 1994. He served as an Assistant Vice President of the Fund's adviser from 1992 to 1994. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.

Peter R. Anderson has been the Fund's portfolio manager since December 1989. Mr. Anderson joined Federated Investors in 1972 as, and is presently, a Senior Vice President of the Fund's investment adviser. Mr. Anderson is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Wisconsin.

Both the Fund and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.

DISTRIBUTION OF CLASS F SHARES

Federated Securities Corp. is the principal distributor for Class F Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Fund on behalf of Class F Shares, to obtain certain personal services for shareholders and to provide the maintenance of shareholder accounts ("shareholder services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

The distributor will pay financial institutions, for distribution and/or administrative services, an amount equal to 1.00% of the offering price of the Shares acquired by their clients or customers on purchases up to $1,999,999, 0.50% of the offering price on purchases of $2,000,000 to $4,999,999, and 0.25% of the offering price on purchases of $5,000,000 or more. (This fee is in addition to the 1.00% sales charge on purchases of less than $1 million.) The financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.

Furthermore, in addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:

    MAXIMUM
  ADMINISTRATIVE             AVERAGE AGGREGATE
       FEE                    DAILY NET ASSETS
      .15%               on the first $250 million
      .125%              on the next $250 million
      .10%               on the next $250 million
      .075%         on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.

                          SHAREHOLDER INFORMATION

Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are entitled to vote.

Directors may be removed by Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Fund's outstanding Shares of all series entitled to vote.

As of May 7, 1997, MLPF&S, Jacksonville, FL, for the sole benefit of its customers, owned 35.57% of the voting securities of the Fund's Class C Shares and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

                              TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

STATE AND LOCAL TAXES

Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                          PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield for Class F Shares.

Total return represents the change, over a specific period of time, in the value of an investment in Class F Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Class F Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Class F Shares over a thirty-day period by the maximum offering price per share of Class F Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Class F Shares, and therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales charge and contingent deferred sales charges, which, if excluded, would increase the total return and yield.

Total return and yield will be calculated separately for Class A Shares, Class B Shares, Class C Shares, and Class F Shares.

From time to time, advertisements for the Class A Shares, Class B Shares, Class C Shares, and Class F Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, Class C Shares, and Class F Shares to certain indices.

                          OTHER CLASSES OF SHARES

The Fund also offers other classes of shares called Class A Shares, Class B Shares and Class C Shares which are all sold primarily to customers of financial institutions subject to certain differences.

Class A Shares are sold subject to a front-end sales charge and a Shareholder Services Agreement. Investments in Class A Shares are subject to a minimum initial investment of $500, unless the investment is in a retirement account, in which the minimum investment is $50.

Class B Shares are sold at net asset value and are subject to a 12b-1 Plan, a Shareholder Services Agreement and a minimum initial investment of $1,500, unless the investment is in a retirement account, in which the minimum investment is $50. A contingent deferred sales charge is imposed on certain Shares which are redeemed within six full years of purchase.

Class C Shares are sold at net asset value and are subject to a 12b-1 Plan, a Shareholder Services Agreement and a minimum initial investment of $1,500, unless the investment is in a retirement account, in which the minimum investment is $50. A contingent deferred sales charge of 1.00% is imposed on assets redeemed within the first full 12 months following purchase.

Class A Shares, Class B Shares, Class C Shares, and Class F Shares are subject to certain of the same expenses; however, the front-end sales charge for Class F Shares is lower than that for Class A Shares. Expense differences between Class A Shares, Class B Shares, Class C Shares, and Class F Shares may affect the performance of each class.

To obtain more information and a prospectus for Class A Shares, Class B Shares, and Class C Shares, investors may call 1-800-341-7400 or contact their financial institution.

FEDERATED AMERICAN LEADERS FUND, INC.
CLASS F SHARES
Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Advisers
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222
Federated Securities Corp., Distributor

Cusip 027128305
8062802A-FS (7/97)

[Graphic]

Federated American Leaders Fund, Inc.

Class F Shares

PROSPECTUS
JULY 31, 1997

An Open-End, Diversified
Management Investment Company



                   FEDERATED AMERICAN LEADERS FUND, INC.

                              CLASS A SHARES
                              CLASS B SHARES
                              CLASS C SHARES
                              CLASS F SHARES

                    STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectus for Class A Shares, Class B Shares and Class C Shares, and the prospectus for Class F Shares of Federated American Leaders Fund, Inc. (the `Fund''), each dated July 31, 1997. This Statement is not a prospectus itself. You may request a copy of either prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1- 800-245-4770.
FEDERATED INVESTORS TOWER
PITTSBURGH, PENNSYLVANIA 15222-3779
                       Statement dated July 31, 1997
Cusip 027128107
Cusip 027128404
Cusip 027128206
Cusip 027128305
8062808b (7/97)



TABLE OF CONTENTS


GENERAL INFORMATION ABOUT THE FUND

The Fund was incorporated under the laws of the State of Maryland on July 22, 1968. On April 20, 1993, the shareholders of the Fund voted to permit the Fund to offer separate series and classes of Shares. At a meeting of the Board of Directors (the `Directors'') held on February 26, 1996, the Directors approved an amendment to the Articles of Incorporation to change the name of American Leaders Fund, Inc. to Federated American Leaders Fund, Inc. and to change the name of Fortress Shares to Class F Shares. Shares of the Fund are offered in four classes known as Class A Shares, Class B Shares, Class C Shares and Class F Shares (individually and collectively referred to as `Shares'' as the context may require). This Statement of Additional Information relates to all classes of Shares of the Fund. INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to seek growth of capital and of income by concentrating the area of investment decision in the securities of high quality companies. The investment objective cannot be changed without shareholder approval.
TYPES OF INVESTMENTS
The Fund invests primarily in common stocks, preferred stocks, corporate bonds, notes, and warrants of companies selected from `The Leaders List.''

CONVERTIBLE SECURITIES
DECS, or similar instruments marketed under different names, offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common at the time of maturity. DECS contain two call options at different strike prices. The DECS participate with the common up to the first call price. They are effectively capped at that point unless the common rises above a second price point, at which time they participate with unlimited upside potential
PERCS, or similar instruments marketed under different names, offer a substantial dividend advantage, but capital appreciation potential is limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common falls, while the cap price limits gains when the common rises.

LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
REPURCHASE AGREEMENTS
Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institution's sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks or other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy, pursuant to guidelines established by the Directors.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as an institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
PORTFOLIO TURNOVER
The Fund will not engage in short-term trading but may dispose of securities held for a short period if, after examination of their value, management believes such disposition to be advisable. In determining whether or not to sell portfolio securities, consideration will be given among other factors to the effect on shareholders of the resultant tax liability. Nevertheless changes will be made whenever, in the judgment of management, they will contribute to the attainment of the Fund's investment objective, even though such changes may result in realization of capital gains. For the fiscal years ended March 31, 1997 and 1996, the portfolio turnover rates were 88% and 46%, respectively.
INVESTMENT LIMITATIONS

The Fund will not change any of the investment limitations described below without approval of shareholders.
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin.
  BORROWING MONEY
     The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.
     Interest paid on borrowed funds will not be available for investment and will reduce net income. The Fund will liquidate any such borrowings as soon as possible and may not purchase any portfolio securities while the borrowings are outstanding. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate its securities. DIVERSIFICATION OF INVESTMENTS
     The Fund will not invest more than 5% of its total assets in the securities of any one issuer, except U.S. government securities, and will not purchase more than 10% of any class of voting securities of any one issuer.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not purchase securities of other investment companies, except by purchase in the open market involving only customary brokerage commissions or as part of a merger or consolidation.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers with a record of less than three years of continuous operation, including the operation of any predecessor.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS OF THE FUND
     The Fund will not purchase or retain the securities of any issuer if the officers and Directors of the Fund or its investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
  UNDERWRITING
     The Fund will not underwrite or engage in agency distribution of securities, except as it may be deemed to be an underwriter, if it purchases and sells restricted securities as permitted.
  INVESTING IN COMMODITIES OR REAL ESTATE
     The Fund will not invest in commodities, commodity contracts, or real estate.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except portfolio securities. (This shall not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies or Articles of Incorporation.)
  ACQUIRING SECURITIES
     The Fund will not purchase securities of a company for the purpose of exercising control or management. However, the Fund may invest in up to 10% of the voting securities of any one issuer and may exercise its voting powers consistent with the best interests of the Fund. In addition, the Fund, other companies advised by the Fund's investment adviser, and other affiliated companies may together buy and hold substantial amounts of voting stock of a company and may vote together in regard to such company's affairs. In some such cases, the Fund and its affiliates might collectively be considered to be in control of such company. In some cases, the Directors and other persons associated with the Fund and its affiliates might possibly become directors of companies in which the Fund holds stock.
  CONCENTRATION OF INVESTMENTS
     The Fund will not invest more than 25% of the value of its total assets in any one industry.
  ISSUING SENIOR SECURITIES
     The Fund will not issue senior securities.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not purchase restricted securities if immediately thereafter more than 15% of the net assets of the Fund, taken at market value, would be invested in such securities. (In order to comply with certain state requirements, the Fund will not invest more than 5% of its total assets in restricted securities. If state requirements change, this policy may be revised without notice to shareholders.)
In addition, in order to comply with certain state restrictions, the Fund will not invest in real estate limited partnerships or oil, gas, or other mineral leases. Also, the Fund will not invest more than 5% of its net assets in warrants. No more than 2% of the Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. If state requirements change, these restrictions may be revised without notice to shareholders. Except when borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund did not borrow money, invest in reverse repurchase agreements, or purchase restricted securities in excess of 5% of the value of its total or net assets during the last fiscal year and has no present intent to do so in the coming fiscal year. Restricted securities are generally not available from companies comprising `The Leader's List.''


FEDERATED AMERICAN LEADERS FUND, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Federated American Leaders Fund, Inc., and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Director
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934
Director
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Director
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.
William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Director
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.





J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President and Director
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Director
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Director
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Director
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Director
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.





Gregor F. Meyer
Boca Grande Club
Boca Grande, FL
Birthdate:  October 6, 1926
Director
Former Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Director
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Director
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Director
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.




John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


*This Director is deemed to be an ``interested person'' as defined in the
 Investment Company Act of 1940.
@Member of the Executive Committee. The Executive Committee of the Board of Directors handles the responsibilities of the Board between meetings of the Board.


As used in the table above, `The Funds'' and ``Funds'' mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.

FUND OWNERSHIP
Officers and Directors own less than 1% of the Fund's outstanding Shares.

As of May 7, 1997, no shareholder of record owned 5% or more of the outstanding Class A Shares of the Fund:
As of May 7, 1997, no shareholder of record owned 5% or more of the outstanding Class B Shares of the Fund:
As of May 7, 1997, the following shareholder of record owned 5% or more of the outstanding Class C Shares of the Fund: MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 1,200,937 Shares (35.57%).
As of May 7, 1997, the following shareholder of record owned 5% or more of the outstanding Class F Shares of the Fund: MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 966,841 Shares (24.04%).

DIRECTORS' COMPENSATION
                     AGGREGATE
NAME,               COMPENSATION
POSITION WITH           FROM          TOTAL COMPENSATION PAID
FUND                   FUND*             FROM FUND COMPLEX+

John F. Donahue,     $ 0         $0 for the Fund and
President and Director           56 other investment companies in the Fund
Complex
Thomas G. Bigley, $1,803.32      $108,725 for the Fund and
Director                         56 other investment companies in the Fund
Complex
John T. Conroy, Jr.,$1,983.95    $119,615 for the Fund and
Director                         56 other investment companies in the Fund
Complex
William J. Copeland,$1,983.95    $119,615 for the Fund and
Director                         56 other investment companies in the Fund
Complex
J. Christopher Donahue,$ 0       $0 for the Fund and
Executive Vice President         15 other investment companies in the Fund
Complex
and Director
James E. Dowd,    $1,983.95      $119,615 for the Fund and
Director                         56 other investment companies in the Fund
Complex
Lawrence D. Ellis, M.D.,$1,803.32  $108,725 for the Fund and
Director                         56 other investment companies in the Fund
Complex
Edward L. Flaherty, Jr.,$1,983.95  $119,615 for the Fund and
Director                         56 other investment companies in the Fund
Complex
Peter E. Madden,  $1,803.32      $108,725 for the Fund and
Director                         56 other investment companies in the Fund
Complex
Gregor F. Meyer,  $1,803.32      $108,725 for the Fund and
Director                         56 other investment companies in the Fund
Complex
John E. Murray, Jr.,$1,803.32    $108,725 for the Fund and
Director                         56 other investment companies in the Fund
Complex
Wesley W. Posvar, $1,803.32      $108,725 for the Fund and
Director                         56 other investment companies in the Fund
Complex
Marjorie P. Smuts,$1,803.32      $108,725 for the Fund and
Director                         56 other investment companies in the Fund
Complex
*Information is furnished for the fiscal year ended March 31, 1997.
+The information is provided for the last calendar year.

DIRECTOR LIABILITY
The Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasence, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Federated Advisers (the `Adviser''). It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue. The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.
ADVISORY FEES

For its advisory services, the Adviser receives an annual investment advisory fee as described in the respective prospectuses. During the fiscal years ended March 31, 1997, 1996, and 1995, the Adviser earned $6,915,061, $3,637,755, and $2,010,685, respectively, none of which was waived.


BROKERAGE TRANSACTIONS


The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended March 31, 1997, 1996, and 1995, the Fund paid total brokerage commissions of $2,449,369, $677,135, and $277,942, respectively.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the respective prospectuses. From March 1, 1994, to March 1, 1996, Federated Adminstrative Services, a subsidiary of Federated Investors, served as the Fund's Adminstrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the `Administrators.'' For the fiscal years ended March 31, 1997, 1996, and 1995, the Administrators earned $809,285, $423,163, and $223,061, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accounts for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
PURCHASING SHARES


Except under certain circumstances described in the respective prospectuses, Shares are sold at their net asset value (plus a sales charge on Class A Shares and Class F Shares only) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the respective prospectuses under `Investing in the Fund'' and `Purchasing Shares.''

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As described in the prospectuses, larger purchases reduce the sales charge paid. The Fund will combine purchases of Class A Shares and Class F Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Class A Shares and Class F Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Class A Shares or Class F Shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of Class A Shares or Class F Shares of two or more funds for which affiliates of Federated Investors serve as investment adviser and principal underwriter (the `Federated Funds''), the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in the Class A Shares of one of the other Federated Funds with a sales charge, and $20,000 in this Fund, the sales charge would be reduced.

To receive this sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will reduce the sales charge after it confirms the purchases.

LETTER OF INTENT. If a shareholder intends to purchase at least $50,000 of Class A Shares or at least $1 million of Class F Shares of Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 5.50% (in the case of Class A Shares) or 1.00% (in the case of Class F Shares) of the total amount intended to be purchased in escrow (in shares) until such purchase is completed.

The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales charge.

While this letter of intent will not obligate the shareholder to purchase Class A Shares or Class F Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares or Class F Shares of any Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.
REINVESTMENT PRIVILEGE. If Class A Shares or Class F Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his Class A Shares or Class F Shares in the Fund, there may be tax consequences.

CONVERSION OF CLASS B SHARES. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such a ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

With respect to Class B Shares and Class C Shares, the Fund has adopted a Distribution Plan in accordance with Investment Company Act Rule 12b-1. Additionally, the Fund has adopted a Shareholder Services Agreement with respect to all classes of Shares.
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan (Class B Shares and Class C Shares only), the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, the Fund may be able to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended March 31, 1997, the Class B Shares and Class C Shares made payments in the amount of $3,022,927 and $437,917, respectively, pursuant to the Plan, none of which were waived. In addition, for the fiscal year ended March 31, 1997, the Class A Shares, Class B Shares, Class C Shares and Class F Shares paid shareholder services fees in the amount of $1,343,357, $1,007,642, $145,972, and $180,791, respectively, of which $147,218, $0, $0, and $5,231, respectively, were waived.

PURCHASES BY SALES REPRESENTATIVES, FUND DIRECTORS, AND EMPLOYEES

The following individuals and their immediate family members may buy Class A Shares at net asset value without a sales charge:
 Directors, employees, and sales representatives of the Fund, Federated Advisers, and Federated Securities Corp. and its affiliates;
 Federated Life Members; and
 any associated person of an investment dealer who has a sales agreement with Federated Securities Corp. Shares may also be sold without a sales charge to trusts, pensions, or profit-sharing plans for these individuals.

These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.

EXCHANGING SECURITIES FOR FUND SHARES
Investors may exchange convertible securities they already own for Shares, or they may exchange a combination of convertible securities and cash for Shares. Any securities to be exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale.
The Fund will prepare a list of securities which are eligible for acceptance and furnish this list to brokers upon request. The Fund reserves the right to reject any security, even though it appears on the list, and the right to amend the list of acceptable securities at any time without notice to brokers or investors.
An investment broker acting for an investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. Federated Securities Corp. will determine that transmittal papers are in good order and forward to the Fund's custodian, State Street Bank and Trust Company. The Fund will notify the broker of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.
The Fund values such securities in the same manner as the Fund values its portfolio securities. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share will be issued for each equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of the Fund, along with the securities.
  TAX CONSEQUENCES
     Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.
DETERMINING NET ASSET VALUE


The Fund's net asset value per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class.

Net asset value is not determined on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o according to the last sale price on a national securities exchange, if available;
o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices and for bonds and other fixed income securities, as determined by an independent pricing service; or
o for short-term obligations, according to the prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost or at fair value as determined in good faith by the Directors.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.


REDEEMING SHARES


The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the respective prospectuses under `Redeeming and Exchanging Shares.'' Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND
Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable.

The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem Shares for any shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

CONTINGENT DEFERRED SALES CHARGE
In computing the amount of the applicable Contingent Deferred Sales Charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains;
(2) Shares held for more than seven full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares; (3) Shares held for fewer than seven years with respect to Class B Shares and for less than one full year from the date of purchase with respect to Class C Shares on a first-in, first-out basis.

ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE. To qualify for elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, the redemptions of Class B Shares must be from an account that is at least 12 months old, has all Fund distributions reinvested in Fund Shares, and has an account value of at least $10,000 when the Systematic Withdrawal Program is established. Qualifying redemptions may not exceed 1.00% monthly of the account value as periodically determined by the Fund. The amounts that a shareholder may withdraw under a Systematic Withdrawal Program that qualify for elimination of the Contingent Deferred Sales Charge may not exceed 12% annually with reference initially to the value of the Class B Shares upon establishment of the Systematic Withdrawal Program and then as calculated at the annual valuation date. Redemptions on a qualifying Systematic Withdrawal Program can be made at a rate of 1.00% monthly, 3.00% quarterly, or 6.00% semi-annually with reference to the applicable account valuation amount.
Amounts that exceed the 12.00% annual limit for redemption, as described, may be subject to the Contingent Deferred Sales Charge. To the extent that a shareholder exchanges Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the 12-month holding requirement. However, for purposes of meeting the $10,000 minimum account value requirement, Class B Share accounts will be not be aggregated. Any Shares purchased prior to the termination of this program would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares.

TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
 o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
 o derive less than 30% of its gross income from the sale of securities held less than three months;
 o invest in securities within certain statutory limits; and
 o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. The Fund's dividends, and any short-term capital gains, are taxable as ordinary income.
  CAPITAL GAINS
     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund shares.


TOTAL RETURN


The Fund's average annual total returns for the following periods ended March 31, 1997 were:

SHARE CLASS INCEPTION   ONE-YEAR     FIVE-YEARS  TEN-YEARS    SINCE
            DATE                                              INCEPTION
Class A     2/69        10.95%       14.71%      11.39%       10.56%
Class B     7/94        10.56%                                18.95%
Class C     4/93        15.33%                                15.40%
Class F     7/93        15.12%                                15.48%


The average annual total return for each class of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the net asset value per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the quarterly reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the offering price of Shares redeemed. Occasionally, total return which does not reflect the effect of the sales charge may be quoted in advertising.
YIELD


The Fund's yields for the thirty-day period ended March 31, 1997 were:

SHARE CLASS                          YIELD
Class A                              0.84%
Class B                              0.10%
Class C                              0.10%
Class F                              0.86%

The yield for each class of Shares of the Fund is determined by dividing the net investment income per share (as defined by the SEC) earned by the class of Shares over a thirty-day period by the maximum offering price per share of the respective class on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to the shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a class of Shares, the performance will be reduced for those shareholders paying those fees.
PERFORMANCE COMPARISONS

The performance of each class of Shares depends upon such variables as:
 o portfolio quality;
 o average portfolio maturity;
 o type of instruments in which the portfolio is invested;
 o changes in interest rates and market value of portfolio securities;
 o changes in the Fund's or a class of Shares' expenses; and
 o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per Share fluctuate daily. Both net earnings and net asset value per Share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
 o LIPPER ANALYTICAL SERVICES, INC.-ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the growth and income funds category in advertising and sales literature.
 o STANDARD & POOR'S RATINGS GROUP DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS-a composite index of common stocks in industry, transportation, and financial and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.
 o MORNINGSTAR, INC.-an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and sales literature for all four classes of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of Shares based on quarterly reinvestment of dividends over a specified period of time.
From time to time as it deems appropriate, the Fund may advertise the performance of either class of Shares using charts, graphs, and descriptions, compared to federally insured bank products including certificates of deposit and time deposits and to money market funds using the Lipper Analytical Services money market instruments average. Advertisements may quote performance information which does not reflect the effect of various sales charges on Class A Shares, Class B Shares, Class C Shares, and Class F Shares.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.
ABOUT FEDERATED INVESTORS


Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the equity sector, Federated Investors has more than 26 years experience. As of December 31, 1996, Federated managed 31 equity funds totaling approximately $7.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios. MUTUAL FUND MARKET
Thirty -seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
BANK MARKETING
Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

FINANCIAL STATEMENTS


The Financial Statements for the fiscal year ended March 31, 1997, are incorporated herein by reference to the Annual Report of the Fund dated March 31, 1997 (File Nos. 2-29786 and 811-1704). A copy of the Report may be obtained without charge by contacting the Fund.
*Source: Investment Company Institute



APPENDIX

STANDARD & POOR'S RATINGS GROUP CORPORATE BOND RATINGS DEFINITIONS
AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.
AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.
BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS DEFINITIONS AAA-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA-Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
FITCH INVESTORS SERVICE, INC. INVESTMENT GRADE BOND RATING DEFINITIONS AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds


PART C.  OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:
          (a)..Financial Statements. Incorporated by reference to the Registrant's Annual Report dated March 31, 1997 (File Nos. 2-29786 and 811-1704).
          (b)  Exhibits:
                (1) Conformed copy of Articles of Incorporation of the
                    Registrant as restated (4);
                     (i) Conformed copy of the Registrant's Articles
                        Supplementary (4);
                (2) Copy of By-Laws of the Registrant as amended (4);
                (3) Not applicable;
                (4) Copy of Specimen Certificate for Shares of Capital
                    Stock of the Registrant (1);
                (5) Conformed copy of the Investment Advisory Contract of
                    the Registrant (4);
                (6) Conformed copy of Distributor's Contract of the
                    Registrant (3);
                     (i) Conformed Copy of exhibit D to the
                        Distributor's Contract of the Registrant (4);
                    (ii) The Registrant hereby incorporates the
                        conformed coy of the specimen Mutual Funds
                    Sales and Service Agreement; Mutual Funds
                        Service Agreement; and Plan Trustee/Mutual
                    Funds Service Agreement from Item 4(b)(6) of       the
                    Cash Trust Series II Registration
                        Statement on Form N-1A, filed with the
                        Commission on July 24, 1995. (File Nos. 33-
                    38550 and 811-6269);
                (7) Not applicable;
                (8) Conformed copy of Custodian Agreement of the Registrant
                    (4);
                (9) (i) Conformed copy of Agreement for Fund Accounting
                       Services, Administrative Services, Shareholder Recordkeeping Services, and Custody Services Procurement (5);


1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form S-5 filed August 5, 1968. (File Nos. 2-29786 and 811-1704.)
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed May 26, 1994. (File Nos. 2-29786 and 811-1704).
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 60 on Form N-1A filed May 25, 1995. (File Nos. 2-29786 and 811-1704).
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 60 on Form N-1A filed May 29, 1996. (File Nos. 2-29786 and 811-1704).



                    (ii) The responses described in Item 24(b)(6)     are
                    hereby incorporated by reference;
                   (iii) The Registrant hereby incorporates the
                      conformed copy of the Shareholder Services Sub-Contract between National Pensions Alliance,
                      Ltd. and Federated Shareholder Services from
                      Item 24(b)(9)(ii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-
                      75670 and 811-3375);
                   (vii) The Registrant hereby incorporates the
                        conformed copy of the Shareholder Services    Sub-
                   Contract between Fidelity and  Federated Shareholder
                   Services from Item   24(b)(9) (iii) of the Federated
                   GNMA Trust      Registration Statement on Form N-1A,
                   filed      with the Commissioin on March 25, 1996.
                        (File Nos. 2-75670 and 811-3375);
               (10) Not applicable;
               (11) Conformed consent of Independent Public Accountants; +
                    (i) Opinion of Dickstein, Shapiro & Morin,   L.L.P.
                    regarding tax consequences of      acquisition of
                    Fortress High Quality Stock   Fund assets (4);
               (12) Not applicable;
               (13) Not applicable;
               (14) Not applicable;
               (15)  Copy of Rule 12-b-1 Plan of the Registrant (3);
                    (i) Conformed copy of Exhibit A to the Rule 12-b-1 Plan of the Registrant (4);
                    (ii) Conformed copy of Exhibit B to the Rule      12-b-
                        1 Plan of the Registrant (4);
                   (iii) The responses described in Item 24(b)(6) are
                         hereby incorporated by reference;


+    All Exhibits have been filed electronically.

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed May 26, 1994. (File Nos. 2-29786 and 811-1704).
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 60 on Form N-1A filed May 25, 1995. (File Nos. 2-29786 and 811-1704).


               (16)  Copy of Schedules for Computation of Fund Performance
                    Data (4);
               (17) Copy of Financial Data Schedules; +
               (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
               (19) Conformed copy of Power of Attorney (6).

Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None.

Item 26.  Number of Holders of Securities:

          Number of Record Holders
          Title of Class          as of May 7, 1997

          Shares of Capital Stock
          ($.20 per Share par value)

          Class A Shares                46,802

          Class B Shares                47,637

          Class C Shares                 4,454

          Class F Shares                 4,886

Item 27.  Indemnification:  (2)

Item 28.  Business and Other Connections of Investment Adviser:

          For a description of the other business of the investment adviser, see the section entitled "Fund Information - Management of the Fund" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated American Leaders Fund, Inc. Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.


+    All Exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 47 on Form N-1A filed July 26, 1989. (File Nos 2-29786 and 811-1704).
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 60 on Form N-1A filed May 25, 1995. (File Nos. 2-29786 and 811-1704).
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 62 on Form N-1A filed March 31, 1997. (File Nos. 2-29786 and 811-1704).





          The remaining Officers of the investment adviser are: William D. Dawson,III, Henry A. Frantzen, J. Thomas Madden, and Mark L. Mallon, Executive Vice Presidents; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, Deborah A. Cunningham, Mark E. Durbiano, J. Alan Minteer, and Mary Jo Ochson, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall S. Bauer, David F. Belton, Christine A. Bosio, David A. Briggs, Kenneth J. Cody, Alexandre de Bethmann, Linda A. Duessel, Michael
          J. Donnelly, Michael P. Donnelly, Kathleen M. Foody-Malus, Thomas
          M. Franks; Edward C. Gonzales, James E. Grefenstette, Susan R. Hill, Stephen A. Keen, Robert M. Kowit, Mark S. Kopinski, Jeff A. Kozemchak, Marian R. Marinack, Sandra L. McInerney, Susan M. Nason, Robert J. Ostrowski, Charles A. Ritter, Frank Semack, Aash
          M. Shah, Scott B. Schermerhorn, William F. Stotz, Tracy P.Stouffer, Edward J. Tiedge, Paige M. Wilhelm, Jolanta M. Wysocka, Vice Presidents; Todd A. Abraham, Stafanie L. Bachhuber, Michael W. Casey, William R. Jamison, Constantine Kartsonsas, Robert M. March, Joseph M. Natoli, Keith J. Sabol, and Michael W. Sirianni, Assistant Vice Presidents; Stephen A. Keen, Secretary; Thomas R. Donahue, Treasurer and Assistant Secretary; Richard B. Fisher, Assistant Secretary and Assistant Treasurer; Christine I. McGonigle, Assistant Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.  Principal Underwriters:

   (a) Federated Securities Corp., the distributor for shares of the Regtistrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc. Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


          (b)

Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief    Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.

Thomas R. Donahue         Director, Assistant Secretary,
Federated Investors Tower Assistant Treasurer
Pittsburgh, PA 15222-3779 Federated Securities Corp

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
Dale R. Browne            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779
Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek           Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


(c)  Not applicable

Item 30.  Location of Accounts and Records:

          All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

          Registrant...............     Federated Investors Tower
          .........................     Pittsburgh, PA  15222-3779

          Federated Shareholder Services     P.O. Box 8600
          Company..................     Boston, MA  02266-8600
          (`Transfer Agent and Dividend
          Disbursing Agent')

          Federated Services Company         Federated Investors Tower
          (`Administrator'') ......     Pittsburgh, PA  15222-3779

          Federated Advisers.......     Federated Investors Tower
          (`Adviser'') ............     Pittsburgh, PA  15222-3779

          State Street Bank and Trust Company     P.O. Box 8600
          (`Custodian'') ..........     Boston, MA  02266-8600



Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.




                                SIGNATURES
   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED AMERICAN LEADERS FUND, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of May, 1997.

                   FEDERATED AMERICAN LEADERS FUND, INC.

               BY: /s/J. Crilley Kelly
               J. Crilley Kelly, Assistant Secretary
               Attorney in Fact for John F. Donahue
               May 29, 1997

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE
By:/s/ J. Crilley Kelly
   J. Crilley Kelly         Attorney In Fact      May 29, 1997
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

John F. Donahue*            President and Director
                            (Chief Executive Officer)

J. Christopher Donahue*     Executive Vice President and Director

John W. McGonigle*          Executive Vice President, Treasurer
                            and Secretary
                            (Principal Financial and
                            Accounting Officer)

Thomas G. Bigley*           Director

John T. Conroy, Jr.*        Director

William J. Copeland*        Director

James E. Dowd*              Director

Lawrence D. Ellis, M.D.*    Director

Edward L. Flaherty, Jr.*    Director

Peter E. Madden*            Director

Gregor F. Meyer*            Director

John E. Murray, Jr.         Director

Wesley W. Posvar*           Director

Marjorie P. Smuts*          Director

* By Power of Attorney